SiM Dynamic Allocation Diversified Income ETF NYSE Arca Ticker: DINC SiM Dynamic Allocation Growth Income ETF NYSE Arca Ticker: DGRO Sub-advised by: Strategic Income Management, LLC
ADVISORSHARES TRUST 3 Bethesda Metro Center Suite 700 Bethesda, Maryland 20814 www.advisorshares.com 877.THE.ETF1

Prospectus dated December 28, 2010,
as supplemented January 12, 2011

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission nor has the U.S. Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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TABLE OF CONTENTS

SIM DYNAMIC ALLOCATION DIVERSIFIED INCOME ETF
INVESTMENT GOAL	1
FUND FEES AND EXPENSES	1
PORTFOLIO TURNOVER	1
PRINCIPAL INVESTMENT STRATEGIES	2
PRINCIPAL RISKS OF INVESTING IN THE FUND	2
FUND PERFORMANCE	5
MANAGEMENT	5
PURCHASE AND SALE OF FUND SHARES, TAX INFORMATION AND PAYMENT TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES	5
SIM DYNAMIC ALLOCATION GROWTH INCOME ETF
INVESTMENT GOAL	6
FUND FEES AND EXPENSES	6
PORTFOLIO TURNOVER	7
PRINCIPAL INVESTMENT STRATEGIES	7
PRINCIPAL RISKS OF INVESTING IN THE FUND	7
FUND PERFORMANCE	10
MANAGEMENT	10
PURCHASE AND SALE OF FUND SHARES, TAX INFORMATION AND PAYMENT TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES	10
ADDITIONAL FUND SUMMARY INFORMATION	11
MORE INFORMATION ABOUT FUND INVESTMENT GOALS	12
MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES	12
MORE INFORMATION ABOUT PRINCIPAL RISKS OF INVESTING IN THE FUNDS	12
MANAGEMENT OF THE FUNDS	17
SHAREHOLDER INFORMATION	19
DISTRIBUTION PLAN	20
TAX INFORMATION	20
ADDITIONAL INFORMATION	23

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SiM DYNAMIC ALLOCATION DIVERSIFIED INCOME ETF (NYSE Arca Ticker: DINC)
INVESTMENT GOAL
The Fund seeks to provide total return, consisting primarily of reinvestment and growth of income with some long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	None
OTHER EXPENSES(a)	0.32%
ACQUIRED FUND FEES AND EXPENSES(b)	0.27%
TOTAL ANNUAL FUND OPERATING EXPENSES(c)	1.49%

(a)
Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year. If “Other Expenses” exceeds the estimated amount and causes the Fund's Total Annual Fund Operating Expenses to exceed 1.40% (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (the “Fee Cap”), the Advisor has contractually agreed to reduce its fees and/or reimburse expenses to keep the Fund's Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding the Fee Cap until December 27, 2011. The Fee Cap arrangement (i) may be terminated at any time by the Board of Trustees, and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

(b)
As a shareholder in certain Underlying ETPs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” are based upon estimated amounts for the current fiscal year.

(c)
The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the Fund’s direct operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in the Acquired Funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds.  This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.  If the commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SiM Dynamic Allocation Diversified Income ETF	1 YEAR	3 YEARS
	$152	$471

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is considered a “fund-of-funds” that seeks to achieve its investment objective by primarily investing in other exchange-traded funds (“ETFs”) that offer diversified exposure to various investment types (equities, bonds, etc.), global regions, countries, styles (market capitalization, value, growth, etc.) or sectors, and exchange-traded products (“ETPs,” and together with ETFs, the “Underlying ETPs”) including, but not limited to, exchange-traded notes (“ETNs”), exchange-traded currency trusts and closed-end funds.

The Fund seeks to offer the potential for total return from a high level of income and a low level of capital growth, with exposure to a low level of principal risk. The Fund through its investments in the Underlying ETPs generally invests at least 60% of its net assets in domestic and international fixed income funds.

The Fund allocates its assets among Underlying ETPs in accordance with Strategic Income Management, LLC’s (the “Sub-Advisor” or “SiM”) outlook for the economy, the financial markets and the relative market valuations of the Underlying ETPs.  The Fund will sell interests or reduce investment exposure among market segments or Underlying ETPs, if appropriate, when the Sub-Advisor’s fundamental and quantitative factors indicate a low relative strength of such market segments and that such market segments are likely to underperform the market as a whole.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to a number of risks that may affect the value of its shares, including:

Asset Allocation Risk.  The selection of the Underlying ETPs, and the allocation of the Underlying ETPs’ assets among the various market segments, may cause the Fund to underperform other funds with a similar investment objective that do not employ an asset allocation strategy. Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

Closed-End Fund Risk.  Secondary market trading prices of shares of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the net asset value of a closed-end fund’s portfolio holdings.  There can be no guarantee that shares of a closed-end held by the Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by the Fund will exist. The Fund may not be able to sell closed-end fund shares at a price equal to the net asset value of the closed-end fund.

Early Closing Risk.  An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Exchange-Traded Investments Risk. The Fund may invest in ETFs and ETPs. While the risks of owning shares of an ETF or ETP generally reflect the risks of owning the underlying investments of the ETF or ETP, lack of liquidity in an ETP or ETF can result in its value being more volatile than the underlying portfolio investments.

Liquidity Risk.  Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

Market Risk.  Due to market conditions, the Fund’s investments may fluctuate significantly from day to day.  This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk.  Shares of the Fund may trade below their NAV.  The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

Underlying Fund Investment Risk. Through its investments in the Underlying ETPs, the Fund will be subject to the risks associated with the Underlying ETPs’ investments, including the possibility that the value of the securities or other assets held by an Underlying ETP could decrease.  These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and Underlying ETP’s asset allocation.

•
Commodities Risk.  The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

•
Concentration Risk.  An Underlying ETP may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector.

•
Credit Risk. Certain of the Underlying ETPs are subject to the risk that a decline in the credit quality of a portfolio investment could cause an Underlying ETP’s share price to fall.  The Underlying ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

•
Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETP’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

•
Equity Risk. The prices of equity securities in which an Underlying ETP invests rise and fall daily.  These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

•
Fixed Income Risk.  An Underlying ETP’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected.  Either situation could cause the Underlying ETP to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

•
Foreign Currency Risk.  Currency movements may negatively impact the value of an Underlying ETP’s investments in securities of foreign issuers even when there is no change in the value of the security in the issuer’s home country. Under normal circumstances, the Underlying ETPs do not intend to hedge against the risk of currency exchange rate fluctuations, but some Underlying ETPs may reserve the right to do so if there is extreme volatility in currency exchange rates.

•
Foreign Securities Risk.  An Underlying ETP’s investments in securities of foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges).  In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States.  In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

•
“Growth” Investing Risk.  An Underlying ETP may pursue a “growth style” of investing.  Growth stocks can be volatile for several reasons.  Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market.  The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues.  If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

•
High Yield Risk.  An Underlying ETP may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments.

•
Income Risk.  An Underlying ETP may derive dividend and interest income from certain of its investments.  This income can vary widely over the short- and long-term.  If prevailing market interest rates drop, distribution rates of an Underlying ETP’s income producing investments may decline which then may adversely affect the Fund’s value.

•
Interest Rate Risk. An Underlying ETP’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time.  As with any investment whose yield reflects current interest rates, an Underlying ETP’s yield will change over time.  During periods when interest rates are low, an Underlying ETP’s yield (and total return) also may be low.  To the extent that the investment adviser (or sub-adviser) of an Underlying ETP anticipates interest rate trends imprecisely, the Underlying ETP could miss yield opportunities or its share price could fall.

•
Investment Risk.  An investment in an Underlying ETP is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment in an Underlying ETP. Further, there is no guarantee that an Underlying ETP will be able to achieve its objective.

•
Large-Cap Risk.  An Underlying ETP may invest in large-cap companies.  Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

•
Mid-Cap Risk.  An Underlying ETP may invest in mid-cap companies.  Mid-sized companies may be more volatile and more likely than large-capitalization companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

•
Real Estate Investment Trusts (REITs) Risk. Certain of the Underlying ETPs invest in REITs.  An Underlying ETP’s investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

•
Small Cap Risk. An Underlying ETP may invest in small-cap companies.  Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.  During a period when small-cap stocks fall behind other types of investments — large-cap stocks, for instance — the Underlying ETP’s performance could be reduced.

As with any fund, there is no guarantee that the Fund will achieve its investment goal.
FUND PERFORMANCE
The Fund is new and therefore does not have a performance history for a full calendar year.
MANAGEMENT

Name	Title
AdvisorShares Investments, LLC	Advisor

Strategic Income Management, LLC	Sub-Advisor and Portfolio Manager

PORTFOLIO MANAGER

Name and Title	Length of Service with Sub-Advisor
Randy Yoakum CFA, Portfolio Manager, Chief Executive Officer	Since 2010

PURCHASE AND SALE OF FUND SHARES, TAX INFORMATION AND PAYMENT TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

For important information about purchase and sale of Fund shares, tax information, and payments to broker dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 11 of the Prospectus.

SiM DYNAMIC ALLOCATION GROWTH INCOME ETF (NYSE Arca Ticker: DGRO)
INVESTMENT GOAL
The Fund seeks to provide total return, consisting primarily of long term capital appreciation with some reinvestment and growth of income.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Most investors will incur customary brokerage commissions when buying or selling shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of average net assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	None
OTHER EXPENSES(a)	0.32%
ACQUIRED FUND FEES AND EXPENSES(b)	0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES(c)	1.47%

(a)
Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year. If “Other Expenses” exceeds the estimated amount and causes the Fund's Total Annual Fund Operating Expenses to exceed 1.40% (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (the “Fee Cap”), the Advisor has contractually agreed to reduce its fees and/or reimburse expenses to keep the Fund's Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding the Fee Cap until December 27, 2011. The Fee Cap arrangement (i) may be terminated at any time by the Board of Trustees, and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

(b)
As a shareholder in certain Underlying ETPs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” are based upon estimated amounts for the current fiscal year.

(c)
The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the Fund’s direct operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in the Acquired Funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds.  This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.  If the commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SiM Dynamic Allocation Growth Income ETF	1 YEAR	3 YEARS
	$150	$465

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is considered a “fund-of-funds” that seeks to achieve its investment objective by primarily investing in other exchange-traded funds (“ETFs”) that offer diversified exposure to various investment types (equities, bonds, etc.), global regions, countries, styles (market capitalization, value, growth, etc.) or sectors, and exchange-traded products (“ETPs,” and together with ETFs, the “Underlying ETPs”) including, but not limited to, exchange-traded notes (“ETNs”), exchange-traded currency trusts and closed-end funds.

In general, the Fund seeks to offer investors the potential for total return from a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk. The Fund, through its investments in the Underlying ETPs, generally invests at least 60% of its net assets in domestic and international equity funds.

The Fund allocates its assets among Underlying ETPs in accordance with Strategic Income Management, LLC’s (the “Sub-Advisor” or “SiM”) outlook for the economy, the financial markets and the relative market valuations of the Underlying ETPs.  The Fund will sell interests or reduce investment exposure among market segments or Underlying ETPs, when the Sub-Advisor’s fundamental and quantitative factors indicate a low relative strength of such market segments and that such market segments are likely to underperform the market as a whole.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to a number of risks that may affect the value of its shares, including:

Asset Allocation Risk.  The selection of the Underlying ETPs, and the allocation of the Underlying ETPs’ assets among the various market segments, may cause the Fund to underperform other funds with a similar investment objective that do not employ an asset allocation strategy. Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

Closed-End Fund Risk.  Secondary market trading prices of shares of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the net asset value of a closed-end fund’s portfolio holdings.  There can be no guarantee that shares of a closed-end held by the Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by the Fund will exist. The Fund may not be able to sell closed-end fund shares at a price equal to the net asset value of the closed-end fund.

Early Closing Risk.  An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Exchange-Traded Investments Risk. The Fund may invest in ETFs and ETPs. While the risks of owning shares of an ETF or ETP generally reflect the risks of owning the underlying investments of the ETF or ETP, lack of liquidity in an ETP or ETF can result in its value being more volatile than the underlying portfolio investments.

Liquidity Risk.  Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

Market Risk.  Due to market conditions, the Fund’s investments may fluctuate significantly from day to day.  This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk.  Shares of the Fund may trade below their NAV.  The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

Underlying Fund Investment Risk. Through its investments in the Underlying ETPs, the Fund will be subject to the risks associated with the Underlying ETPs’ investments, including the possibility that the value of the securities or other assets held by an Underlying ETP could decrease.  These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and Underlying ETP’s asset allocation.

•
Commodities Risk.  The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

•
Concentration Risk.  An Underlying ETP may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector.

•
Credit Risk. Certain of the Underlying ETPs are subject to the risk that a decline in the credit quality of a portfolio investment could cause an Underlying ETP’s share price to fall.  The Underlying ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

•
Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETP’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

•
Equity Risk. The prices of equity securities in which an Underlying ETP invests rise and fall daily.  These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

•
Fixed Income Risk.  An Underlying ETP’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected.  Either situation could cause the Underlying ETP to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

•
Foreign Currency Risk.  Currency movements may negatively impact the value of an Underlying ETP’s investments in securities of foreign issuers even when there is no change in the value of the security in the issuer’s home country. Under normal circumstances, the Underlying ETPs do not intend to hedge against the risk of currency exchange rate fluctuations, but some Underlying ETPs may reserve the right to do so if there is extreme volatility in currency exchange rates.

•
Foreign Securities Risk.  An Underlying ETP’s investments in securities of foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges).  In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States.  In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

•
“Growth” Investing Risk.  An Underlying ETP may pursue a “growth style” of investing.  Growth stocks can be volatile for several reasons.  Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market.  The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues.  If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

•
High Yield Risk.  An Underlying ETP may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments.

•
Income Risk.  An Underlying ETP may derive dividend and interest income from certain of its investments.  This income can vary widely over the short- and long-term.  If prevailing market interest rates drop, distribution rates of an Underlying ETP’s income producing investments may decline which then may adversely affect the Fund’s value.

•
Interest Rate Risk. An Underlying ETP’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time.  As with any investment whose yield reflects current interest rates, an Underlying ETP’s yield will change over time.  During periods when interest rates are low, an Underlying ETP’s yield (and total return) also may be low.  To the extent that the investment adviser (or sub-adviser) of an Underlying ETP anticipates interest rate trends imprecisely, the Underlying ETP could miss yield opportunities or its share price could fall.

•
Investment Risk.  An investment in an Underlying ETP is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment in an Underlying ETP. Further, there is no guarantee that an Underlying ETP will be able to achieve its objective.

•
Large-Cap Risk.  An Underlying ETP may invest in large-cap companies.  Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

•
Mid-Cap Risk.  An Underlying ETP may invest in mid-cap companies.  Mid-sized companies may be more volatile and more likely than large-capitalization companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

•
Real Estate Investment Trusts (REITs) Risk. Certain of the Underlying ETPs invest in REITs.  An Underlying ETP’s investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

•
Small Cap Risk. An Underlying ETP may invest in small-cap companies.  Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.  During a period when small-cap stocks fall behind other types of investments — large-cap stocks, for instance — the Underlying ETP’s performance could be reduced.

As with any fund, there is no guarantee that the Fund will achieve its investment goal.

FUND PERFORMANCE
The Fund is new and therefore does not have a performance history for a full calendar year.
MANAGEMENT

Name	Title
AdvisorShares Investments, LLC	Advisor

Strategic Income Management, LLC	Sub-Advisor and Portfolio Manager

PORTFOLIO MANAGER

Name and Title	Length of Service with Sub-Advisor
Randy Yoakum CFA, Portfolio Manager, Chief Executive Officer	Since 2010

PURCHASE AND SALE OF FUND SHARES, TAX INFORMATION AND PAYMENT TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

For important information about purchase and sale of Fund shares, tax information, and payments to broker dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 11 of the Prospectus.

ADDITIONAL FUND SUMMARY INFORMATION

PURCHASE AND SALE OF FUND SHARES

The Funds issue and redeem shares on a continuous basis at the net asset value (“NAV”) only in a large specified number of shares called a “Creation Unit.” The shares of the Funds that trade on the New York Stock Exchange Arca, Inc. (the “Exchange”) are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of at least 50,000 shares.  A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Distributor or uses a Depository Trust Company (“DTC”) participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into a Fund a portfolio of securities closely approximating the holdings of that Fund and a specified amount of cash, together totaling the NAV of the Creation Unit(s), in exchange for 50,000 shares of that Fund (or multiples thereof).

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers. The shares of the Funds are listed on the Exchange, and because shares trade at market prices rather than at net asset value, shares may trade at a value greater than or less than their net asset value.

TAX INFORMATION

The Funds intend to make distributions that may be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”).

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Funds, the Advisor or the Sub-Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing broker-dealers or other intermediaries and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT FUND INVESTMENT GOALS
The investment goal of each Fund is non-fundamental and may be changed without shareholder approval.
MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES
Each Fund is an actively managed exchange-traded fund (“ETF”) and thus does not seek to replicate the performance of a specified index.  An actively managed ETF uses an active investment strategy to seek to meet its investment objective.  Accordingly, the Sub-Advisor, subject to the oversight of the Advisor and the Board, manages each Fund’s portfolio in accordance with each Fund’s investment objective.

SIM Dynamic Allocation Diversified Income ETF

Under normal market conditions, the Fund’s portfolio will generally:

•	invest up to 85% of its assets in Underlying ETPs that hold fixed-income securities as well as cash equivalents;
•	not invest more than 40% of its net assets in Underlying ETPs that primarily hold equity securities; and
•	invest up to 20% of its assets in any single Underlying ETP.

The Fund’s portfolio may temporarily exceed these percentage ranges for short periods without notice, and the Sub-Advisor, due to certain market conditions, may alter the percentage ranges when it deems appropriate.

SIM Dynamic Allocation Growth Income ETF

Under normal market conditions, the Fund’s portfolio will generally:

•	invest up to 85% of its assets in Underlying ETPs that primarily hold equity securities as well as cash equivalents;
•	not invest more than 40% of its net assets in Underlying ETPs that primarily hold fixed income securities; and
•	invest up to 20% of its assets in any single Underlying ETP.

The Fund’s portfolio may temporarily exceed these percentage ranges for short periods without notice, and the Sub-Advisor, due to certain market conditions, may alter the percentage ranges when it deems appropriate.

Transparency
Each Fund’s portfolio holdings will be disclosed on the Trust’s website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day.
MORE INFORMATION ABOUT PRINCIPAL RISKS OF INVESTING IN THE FUNDS
An investment in either Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in Underlying ETPs so as to allocate their assets among various asset classes and market segments in the hope of achieving their respective investment objectives.

The shares of each Underlying ETP will be listed on a national securities exchange and the ETFs are themselves registered investment companies.  Except for Underlying ETPs that hold non-US issues, the Funds will not otherwise invest in non-US issues.  The Underlying ETPs will typically be managed by a third party not affiliated with the Advisor or Sub-Advisor.  Under normal market conditions, the Funds will purchase shares of the Underlying ETPs in the secondary markets.  When a Fund invests in an Underlying ETP, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETP’s expenses (including operating cost and management fees). A Fund will generally be required to pay higher expenses of the Underlying ETP if the Underlying ETP’s assets decline.  Consequently, an investment in a Fund entails more direct and indirect expenses than a direct investment in an Underlying ETP.

Through its investments in the Underlying ETPs, each Fund will be subject to the risks associated with the Underlying ETP’s investments.  Please see “Overview of the Principal Risks of the Underlying ETPs” section for a description of these risks.

Along with the risks associated with the Underlying ETPs, each Fund is subject to a number of other risks that may affect the value of its shares, including:

Asset Allocation Risk.  Each Fund’s particular asset allocation can have a significant effect on performance.  Asset allocation risk is the risk that the selection of the Underlying ETPs, and the allocation of assets among the Underlying ETPs will cause a Fund to underperform other funds with a similar investment objective. Because the risks and returns of different asset classes can vary widely over any given time period, a Fund’s performance could suffer if a particular asset class does not perform as expected.

Closed-End Fund Risk.  A closed-end fund is a pooled investment vehicle that is registered under the Investment Company Act of 1940 and whose shares are listed and traded on U.S. national securities exchanges.  Like any stock, a closed-end fund’s share price will fluctuate in response to market conditions and other factors.  Secondary market trading prices of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the net asset value of a closed-end fund’s portfolio holdings.  When such prices are higher, shares are said to be trading at a “premium.”  When they are lower, shares are said to be trading at a “discount.”  Closed-end fund shares frequently trade at persistent and ongoing discounts to the net asset value of the closed-end fund’s portfolio investments.  There can be no guarantee that shares of a closed-end held by a Fund will not trade at a persistent and ongoing discount.  Nor can there be any guarantee that an active market in shares of closed-end funds held by a Fund will exist.  A Fund may not be able to sell closed-end fund shares at a price equal to the net asset value of the closed-end fund.  While a Fund seeks to take advantage of differences between the net asset value of closed-end fund shares and any secondary market premiums or discounts, a Fund may not be able to do so.  In addition, there can be no assurance that any closed-end fund will achieve its stated investment objective.

Early Closing Risk.  The normal close of trading of securities listed on the Exchange is 4:00 p.m., Eastern Time.  Unanticipated early closings of the Exchange may result in a shareholder’s inability to buy or sell securities of the Funds on that day.  If an exchange or market closes early on a day when a shareholder needs to execute a high volume of trades late in a trading day, the shareholder might incur substantial trading losses.

Exchange Traded Vehicle Risk.  Each Fund may invest in ETFs and ETPs. While the risks of owning shares of an ETP or ETF generally reflect the risks of owning the underlying investments of the ETP or ETF, lack of liquidity in an ETP or ETF can result in its value being more volatile than the underlying portfolio investments.  In addition, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market.  If a rating agency lowers the issuer’s credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation.

Liquidity Risk.  Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.  In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.  There can be no assurance that the requirements necessary to maintain the listing of the shares of a Fund will continue to be met or will remain unchanged.

Market Risk.  Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time.  The Funds’ and the Underlying ETPs’ investments may decline in value due to factors affecting securities or commodities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets.  The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of securities and financial instruments in which a Fund or an Underlying ETP invests will cause the NAV of a Fund or Underlying ETP to fluctuate.  Historically, the markets have moved in cycles, and the value of a Fund’s and an Underlying ETP’s securities may fluctuate drastically from day to day.  Because of its link to the markets, an investment in a Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Trading Risk.  Shares of a Fund may trade below their NAV.  The NAV of shares will fluctuate with changes in the market value of a Fund’s holdings.  The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.  However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAVs), the Advisor does not believe that large discounts or premiums to NAV will exist for extended periods of time.

Underlying Fund Investment Risk.  A Fund is subject to the same risks as the Underlying ETPs in which it invests, except the Fund may have the benefit of additional diversification.  While the risks of owning shares of an Underlying ETP generally reflect the risks of owning the underlying securities or other assets of the Underlying ETP, lack of liquidity in an Underlying ETP can result in its value being more volatile than the underlying portfolio securities.  In addition, certain of the Underlying ETPs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style.

As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in a Fund.
OVERVIEW OF THE PRINCIPAL RISKS OF THE UNDERLYING ETPs
The value of your investment in a Fund is based primarily on the prices of the Underlying ETPs that the Fund purchases.  In turn, the price of each Underlying ETP is based on the value of its securities.  The prices of these securities change daily and each Underlying ETP’s performance reflects the risks of investing in a particular asset class or classes.  Certain of the Underlying ETPs reflect the risks of equity investing, while others reflect the risks of investing in fixed income securities, foreign securities or a combination of these types of securities.  An overview of the principal risks of the Underlying ETPs is provided below.  The degree to which the risks described below apply to a Fund varies according to its asset allocation.  A complete list of each Underlying ETP can be found daily on the Trust’s website.  Each investor should review the complete description of the principal risks of each Underlying ETP prior to investing in a Fund.

Concentration Risk. An Underlying ETP may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector.

Credit Risk.  Certain of the Underlying ETPs are subject to the risk that a decline in the credit quality of a portfolio investment could cause the Underlying ETP’s share price to fall.  The Underlying ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.  Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds.  Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness.  In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns.  Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could substantially adversely affect the market value of the bonds.

Emerging Markets Risk.  An Underlying ETP’s investments in securities of emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.  It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.  As a result, there will tend to be an increased risk of price volatility associated with an Underlying ETP’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Risk.  The prices of equity securities in which the Underlying ETPs invest rise and fall daily.  These price movements may result from factors affecting individual companies, industries or the securities market as a whole.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Fixed Income Risk.  An Underlying ETP’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected.  Either situation could cause the Underlying ETP to hold securities paying lower-than-market rates of interest, which could hurt the Underlying ETP’s yield or share price.  In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, an Underlying ETP that holds these securities may exhibit additional volatility.  This is known as extension risk.  When interest rates decline, borrowers may pay off their fixed income securities sooner than expected.  This can reduce the returns of an Underlying ETP because the Underlying ETP will have to reinvest that money at the lower prevailing interest rates.  This is known as prepayment risk.

Foreign Currency Risk.  A Fund may invest in Underlying ETPs that hold securities denominated in foreign currency.  The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of an Underlying ETP’s investment in the securities of foreign issuers even when there is no change in the value of the security in the issuer’s home country. Under normal circumstances, the Underlying ETPs do not intend to hedge against the risk of currency exchange rate fluctuations, but some Underlying ETPs may reserve the right to do so if there is extreme volatility in currency exchange rates.

Foreign Securities Risk.  An Underlying ETP’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers.  These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges).  In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States.  The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.  An Underlying ETP with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.  Foreign withholdings taxes may be imposed on income earned by an Underlying ETP’s investment in foreign securities which may reduce the return on such investments.  There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

“Growth” Investing Risk.  An Underlying ETP may pursue a “growth style” of investing.  Growth stocks can be volatile for several reasons.  Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market.  The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues.  If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.  Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

High Yield Risk.  An Underlying ETP may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of certain of the underlying funds to sell these securities (liquidity risk).  These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Underlying ETP may lose its entire investment.

Income Risk.  An Underlying ETP may derive dividend and interest income from certain of its investments.  This income can vary widely over the short- and long-term.  If prevailing market interest rates drop, distribution rates of an Underlying ETP’s income producing investments may decline which then may adversely affect a Fund’s value.  The dividend and interest income produced by certain of the Underlying ETP’s portfolio holdings also may be adversely affected by the particular circumstances and performance of the individual issuers of such investments.

Interest Rate Risk.  An Underlying ETP’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time.  As with any investment whose yield reflects current interest rates, an Underlying ETP’s yield will change over time.  During periods when interest rates are low, an Underlying ETP’s yield (and total return) also may be low.  Changes in interest rates also may affect an Underlying ETP’s share price: a sharp rise in interest rates could cause the fund’s share price to fall.  This risk is greater when the Underlying ETP holds bonds with longer maturities.  To the extent that the investment adviser (or sub-adviser) of an Underlying ETP anticipates interest rate trends imprecisely, the Underlying ETP could miss yield opportunities or its share price could fall.

Large-Cap Risk.  An Underlying ETP may invest in large-cap companies.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Underlying ETP’s performance could be reduced.

Mid-Cap Risk.  An Underlying ETP may invest in mid-cap companies.  Historically, mid-cap stocks have been riskier than large-cap stocks. Stock prices of mid-cap companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when mid-cap stocks fall behind other types of investments — large-cap stocks, for instance — the Underlying ETP’s performance could be reduced.

Real Estate Investment Trusts (REITs) Risk.  Certain of the Underlying ETPs invest in REITs.  An Underlying ETP’s investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.  In addition, REITs have their own expenses, and the Underlying ETP will bear a proportionate share of those expenses.

Small-Cap Risk.  Historically, small-cap stocks have been riskier than large- and mid-cap stocks.  Accordingly, Underlying ETPs that invest in small-cap securities may be more volatile than Underlying ETPs that invest in large- and mid-cap securities.  Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns.  Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.  In addition, smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies.  Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.  These risks are even greater for the micro-cap companies that the Underlying ETPs may own.  Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them.  Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements.  Micro-cap companies are even more vulnerable to adverse business and market developments. During a period when small-cap stocks fall behind other types of investments — large-cap stocks, for instance — the Underlying ETP’s performance could be reduced.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Temporary Defensive Positions.  To respond to adverse market, economic, political or other conditions, each Fund may invest 100% of its total assets, without limitation, either directly or through Underlying ETPs, in high-quality debt securities and money market instruments.  The Funds may be invested in these instruments for extended periods, depending on the Sub-Advisor’s assessment of market conditions.  While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because a Fund would bear its pro-rata portion of such money market fund’s advisory fees and operational fees.

Please see the Statement of Additional Information (“SAI”) for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS
A description of the Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available (i) in the SAI and (ii) on the Trust’s website.
MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR
AdvisorShares Investments, LLC, located at 3 Bethesda Metro Center, Suite 700, Bethesda, Maryland 20814, serves as investment advisor of the Funds.  The Advisor continuously reviews, supervises, and administers the Funds’ investment program. In particular, the Advisor provides investment and operational oversight of the Sub-Advisor. The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities.  As of December 15, 2010, the Advisor had approximately $146,000,000 in assets under management.  Pursuant to an investment advisory agreement between the Trust and the Advisor, the Advisor is entitled to 0.90% of the NAV of each Fund and such fees do not include breakpoints.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.  The Advisor has contractually agreed to reduce its fees and/or reimburse expense in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.40% of each Fund’s average daily net assets until December 27, 2011.  The expense limitation agreement (i) may be terminated at any time by the Board of Trustees, (ii) may be terminated by the Advisor upon ninety days’ prior written notice to the Trust, with such termination to be effective as of the close of business on the last day of the then-current one-year period; or at such earlier time provided that such termination is approved by majority vote of the Trustees and the Independent Trustees voting separately, and (iii) will be terminated upon termination of the investment advisory agreement between the Advisor and a Fund. The investment advisory agreement may be terminated: (i) by the Board, for any reason at any time, (ii) with respect to any Fund; upon the affirmative vote of a majority of the outstanding voting securities of that Fund; or (iii) by the Advisor upon thirty (30) days’ prior written notice to the Trust.  If at any point it becomes unnecessary for the Advisor to reduce fees or make expense reimbursements, the Board may permit the Advisor to retain the difference between the Total Annual Fund Operating Expenses and 1.40% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period.

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement will be available in the Funds’ June 30, 2011 Annual Report to Shareholders.

INVESTMENT SUB-ADVISOR
Strategic Income Management, LLC (SiM), located at 720 Olive Way, Suite 1675, Seattle, WA 98101, serves as investment sub-advisor to the Funds.  The Sub-Advisor is responsible for selecting the Funds’ investments according to the Funds’ investment objectives, policies and restrictions.  SiM was established in 2010.  SiM is an investment manager engaged primarily in the management of “value-driven and income-focused” asset allocation and high yield portfolios, serving as investment adviser to a variety of individual and institutional accounts.  As of December 2010, SiM had approximately $11 million in assets under management.

Pursuant to an investment sub-advisory agreement between the Sub-Advisor and the Advisor, the Advisor pays the Sub-Advisor, on a monthly basis out of its management fee, an annual advisory fee of 0.60% based on the average daily net assets of each Fund.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement will be available in the Funds’ June 30, 2011 Annual Report to Shareholders.

PORTFOLIO MANAGER
The following portfolio manager is primarily responsible for the day-to-day management of the Funds.

Randall L. Yoakum, CFA, Portfolio Manager, Chief Executive Officer
Mr. Yoakum co-founded Strategic Income Management LLC (SiM) in September, 2010, and is responsible for portfolio management, investment strategy and economic research.  Mr. Yoakum has 27 years experience in the investment management business, focused primarily on equity and asset allocation markets. Before starting SiM, Mr. Yoakum was the Chief Investment Strategist and Chairman of the Asset Allocation Team for Edge Asset Management LLC, an affiliate of Principal Global Investors.  Mr. Yoakum developed, implemented, and articulated the Asset Allocation Strategies for Edge Asset Management LLC and its predecessor from 1987 to 1994 and rejoined the company in 1999.  Mr. Yoakum holds the Chartered Financial Analyst designation, is a member of the CFA Society of Seattle, and has a B.B.A. from Pacific Lutheran University and an M.B.A. from Arizona State University.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund is available in the SAI.

OTHER SERVICE PROVIDERS
Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of the Funds’ shares.  Its principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101.  The Distributor will not distribute shares in less than whole Creation Units, and it does not maintain a secondary market in the shares.  The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is not affiliated with the Advisor, The Bank of New York Mellon Corporation or their affiliates.

The Bank of New York Mellon Corporation, located at 101 Barclay Street, New York, New York 10286, serves as the administrator, custodian, transfer agent and fund accounting agent for the Funds.

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as legal counsel to the Trust.

Tait, Weller & Baker LLP, located at 1818 Market Street, Philadelphia PA 19103, serves as the Funds’ independent registered public accounting firm.  The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.
SHAREHOLDER INFORMATION

CALCULATING NET ASSET VALUE (NAV)
The Funds calculate NAV by: (i) taking the current market value of its total assets; (ii) subtracting any liabilities; and (iii) dividing that amount by the total number of shares owned by shareholders.

The Funds calculate NAV once each business day as of the regularly scheduled close of normal trading on the Exchange (normally, 4:00 p.m., Eastern Time). The Exchange is typically closed on weekends and most national holidays.

In calculating NAV, the Funds generally value investment portfolios at market price.  If market prices are unavailable or a Fund thinks that they are unreliable, or when the value of a security has been materially affected by events occurring after the relevant market closes, the Fund will price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Funds’ holdings can be found in the SAI.

SHARE TRADING PRICES
The prices of Fund shares are based on market price, which may differ from a Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.  The Exchange intends to disseminate the approximate value of the portfolio underlying a share of a Fund every fifteen seconds.  This approximate value should not be viewed as a “real-time” update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such values and makes no warranty as to their accuracy.

DIVIDENDS AND DISTRIBUTIONS
The Funds pay out dividends to shareholders at least annually.  A Fund distributes its net capital gains, if any, to shareholders annually.

ACTIVE INVESTORS AND MARKET TIMING
Shares of the Funds are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. Because these secondary market trades do not involve a Fund directly, it is unlikely that secondary market trading would cause any harmful effects of market timing for example: dilution, disruption of portfolio management, increases in the Funds’ trading costs or realization of capital gains. The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Funds’ shares because a Fund sells and redeems its shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Distributor and an Authorized Participant, principally in exchange for a basket of securities that mirrors the composition of a Fund’s portfolio and a specified amount of cash.  Direct trading by Authorized Participants is critical to ensuring that the Funds’ shares trade at or close to NAV. The Funds also impose transaction fees on such Creation Unit transactions that are designed to offset the Funds’ transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

BOOK ENTRY
Shares are held in book-entry form, which means that no stock certificates are issued.  DTC or its nominee, is the record owner of all outstanding shares of a Fund and is recognized as the owner of all shares.

Investors owning shares of a Fund are beneficial owners as shown on the records of DTC or its participants.  DTC serves as the securities depository for all shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares.  Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants (e.g., broker-dealers, banks, trust companies, or clearing companies).  These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account.

INVESTING IN A FUND
For more information on how to buy and sell shares of a Fund, call the Trust at 877.THE.ETF1 (877.843.3831) or visit the Funds’ website at www.advisorshares.com.

INVESTMENTS BY INVESTMENT COMPANIES
The acquisition of shares of the Funds by other investment companies are subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940.
DISTRIBUTION PLAN
The Funds have adopted a Distribution Plan that allows each Fund to pay distribution fees to the Distributor and other firms that provide distribution services. If a service provider provides distribution services, a Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of its average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor will, in turn, pay the service provider out of its fees.

No distribution fees are currently charged to the Funds; there are no plans to impose these fees, and no such fees will be charged prior to December 27, 2011.  However, in the event that 12b-1 fees are charged in the future, because a Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.  In that event, the Funds will notify investors by adding disclosure on the Funds’ website and in the Funds’ prospectus. Any distribution fees will be approved by the Board.
TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and shareholders.  The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action.  You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in a Fund.  More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Funds

Each Fund is treated as a separate entity for federal tax purposes and intends to qualify for the special tax treatment afforded to regulated investment companies (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).  As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Tax Status of Distributions

•	The Funds will, at least annually, distribute substantially all of its net investment income and net capital gains income.

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The income dividends and short-term capital gains distributions you receive from a Fund will be taxed as either ordinary income or qualified dividend income.  Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Dividends received by a Fund from an Underlying ETP taxable as a RIC are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such Underlying ETP. Absent further legislation income dividends will be subject to ordinary income rates of up to 39.6% for taxable years beginning after December 31, 2010.

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Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax will apply on “net investment income,” including interest, dividends, and capital gains.

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Any long-term capital gains distributions you receive from the Funds are taxable as long-term capital gains regardless of how long you have owned your shares.  Long-term capital gains are currently taxed at a maximum rate of 15%.  Absent further legislation, long-term capital gains will be taxable at 20% (18% for assets held for more than 5 years) for taxable years beginning after December 31, 2010.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

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Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Funds from U.S. corporations, subject to certain limitations.

•	Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

•	Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

•	The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

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If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account.  You should consult your tax adviser regarding the tax rules that apply to your retirement account.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

Investment in Foreign Securities

Certain ETFs may be subject to foreign withholding taxes on income it may earn from investing in foreign securities which may reduce the return on such investments.  In addition, the ETFs’ investments in foreign securities or foreign currencies may increase or accelerate the Funds’ recognition of ordinary income and may affect the timing or amount of the Funds’ distributions. Foreign tax credits will not be passed through the Fund to you from ETFs.

Non-U.S. Investors

If you are not a citizen or permanent resident of the United States, the Funds’ ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. Under currently pending legislation, the Funds may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met.  The Funds may also, under such pending legislation and in certain circumstances, designate all or a portion of a dividend as a “short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Backup Withholding

The Funds will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided a Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Funds that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Funds.  It is not a substitute for personal tax advice.  Consult your personal tax advisor about the potential tax consequences of an investment in the Funds under all applicable tax laws.

SiM Dynamic Allocation ETFs

Advisor	AdvisorShares Investments, LLC 3 Bethesda Metro Center, Suite 700 Bethesda, Maryland 20814
Sub-Advisor	Strategic Income Management, LLC 720 Olive Way, Suite 1675 Seattle, Washington 98101
Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, N.W. Washington, D.C. 20004
Administrator & Transfer Agent	The Bank of New York Mellon Corporation 101 Barclay Street New York, NY 10286
Custodian	The Bank of New York Mellon Corporation 101 Barclay Street New York, NY 10286
ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated December 28, 2010. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (“http://www.sec.gov”) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by emailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports (once available), without charge by calling 877.843.3831, visiting the website at advisorshares.com, or writing to the Trust at 3 Bethesda Metro Center, Suite 700, Bethesda, Maryland  20814. Additional information about the Funds’ investments will be available in the Annual and Semi-Annual Reports. Also, in the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust’s SEC Investment Company Act File Number is 811-22110.